Vessels in Operation (Tables)	6 Months Ended
Jun. 30, 2023
Property, Plant and Equipment [Abstract]
Vessels in Operation - Schedule of Vessels in Operation (Table)

	Vessel Cost, as adjusted for	Accumulated	Net Book
	Impairment charges	Depreciation	Value
As of January 1, 2022	$1,878,132	$(195,316)	$1,682,816

Additions	11,756	–	11,756
Depreciation	–	(68,232)	(68,232)
Impairment loss	(3,730)	697	(3,033)
As of December 31, 2022	$1,886,158	$(262,851)	$1,623,307

Additions	134,953	–	134,953
Disposals	(6,803)	68	(6,735)
Depreciation	–	(34,747)	(34,747)
As of June 30, 2023	$2,014,308	$(297,530)	$1,716,778

Vessels in Operation - Vessels Acquisitions (Table)

Name	Capacity in TEUs	Year Built	Purchase Price	Delivery date
tbr GSL Alexandra	8,544	2004	$30,000	June 2, 2023
tbr GSL Sofia	8,544	2003	$30,000	May 22, 2023
tbr GSL Effie	8,544	2003	$30,000	May 30, 2023
GSL Lydia	8,544	2003	$33,300	June 26, 2023